UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: October 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND
OCTOBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — 57.3%
Description	Principal Amount	Value
CONSUMER DISCRETIONARY — 9.9%
Comcast
5.150%, 03/01/20	$150,000	$171,185
Controladora Mabe
6.500%, 12/15/15 (A)	100,000	103,050
Interpublic Group of
4.000%, 03/15/22	300,000	305,550
Starbucks
3.850%, 10/01/23	100,000	105,191
The Gap
5.950%, 04/12/21	150,000	169,398
Time Warner
4.650%, 06/01/44	100,000	99,671

		954,045

CONSUMER STAPLES — 1.1%
Raizen Energy Finance
7.000%, 02/01/17 (A)	100,000	108,750

ENERGY — 5.0%
Chesapeake Energy
6.125%, 02/15/21	165,000	183,150
Ecopetrol
7.625%, 07/23/19	250,000	298,125

		481,275

FINANCIALS — 24.3%
Ally Financial
6.250%, 12/01/17	200,000	218,000
American International Group
6.400%, 12/15/20	200,000	238,830
Bank of America
5.700%, 01/24/22	250,000	287,818
Bank of America MTN
4.200%, 08/26/24	150,000	151,074
CIT Group
5.500%, 02/15/19 (A)	200,000	213,375
Citigroup
8.500%, 05/22/19	125,000	156,840
Goldman Sachs Group MTN
5.375%, 03/15/20	150,000	168,197

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND
OCTOBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
Description	Principal Amount	Value
FINANCIALS — continued
JPMorgan Chase
6.400%, 05/15/38	$150,000	$192,638
Metropolitan Life Global Funding I
0.609%, 04/10/17 (A) (B)	150,000	150,652
Morgan Stanley MTN
4.875%, 11/01/22	250,000	266,241
Regions Bank
6.450%, 06/26/37	250,000	301,067

		2,344,732

HEALTH CARE — 1.0%
Humana
3.150%, 12/01/22	100,000	98,351

INDUSTRIALS — 3.6%
Embraer
5.150%, 06/15/22	150,000	159,563
General Electric
3.375%, 03/11/24	185,000	190,235

		349,798

INFORMATION TECHNOLOGY — 3.4%
CA
5.375%, 12/01/19	100,000	111,501
Hewlett-Packard
4.650%, 12/09/21	200,000	214,724

		326,225

MATERIALS — 2.3%
Alcoa
6.150%, 08/15/20	200,000	225,448

TELECOMMUNICATION SERVICES — 6.7%
Colombia Telecomunicaciones
5.375%, 09/27/22 (A)	200,000	203,000
Telecom Italia
5.303%, 05/30/24 (A)	200,000	203,250

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND
OCTOBER 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
Description	Principal Amount	Value
TELECOMMUNICATION SERVICES — continued
Verizon Communications
6.400%, 09/15/33	$200,000	$243,613

		649,863

TOTAL CORPORATE OBLIGATIONS
(Cost $5,367,064)		5,538,487

MORTGAGE-BACKED SECURITIES — 22.1%
FHLMC
5.000%, 05/01/38	72,684	80,306
4.500%, 05/01/40	54,644	59,231
4.500%, 08/01/40	137,774	149,399
4.000%, 04/01/26	141,319	151,258
4.000%, 10/01/41	209,045	222,016
3.500%, 03/01/26	50,269	53,196
FNMA
4.500%, 02/01/39	87,150	94,637
4.500%, 02/01/41	220,505	239,579
4.500%, 10/01/41	100,389	109,984
4.000%, 11/01/40	271,513	288,825
4.000%, 01/01/41	196,493	208,955
4.000%, 05/01/44	97,164	103,783
3.500%, 07/01/42	359,835	372,979

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,107,689)		2,134,148

U.S. TREASURY OBLIGATIONS — 14.8%
U.S. Treasury Bond
4.750%, 02/15/41	100,000	132,750

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND
OCTOBER 31, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
Description	Principal Amount/ Shares	Value
U.S. Treasury Notes
3.500%, 05/15/20	$350,000	$382,211
3.125%, 05/15/19	100,000	106,945
2.375%, 07/31/17	200,000	208,234
2.000%, 02/15/23	200,000	197,047
1.750%, 10/31/18	400,000	405,812

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,451,894)		1,432,999

U.S. GOVERNMENT AGENCY OBLIGATION — 3.0%
FHLMC
1.375%, 05/01/20	300,000	291,875

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
(Cost $300,713)		291,875

PREFERRED STOCK — 1.2%
JPMorgan Chase
6.700%	4,500	115,785

TOTAL PREFERRED STOCK
(Cost $116,190)		115,785

SHORT-TERM INVESTMENT — 0.8%
SEI Daily Income Trust Government Fund, 0.020% (C)
(Cost $75,519)	75,519	75,519

Total Investments — 99.2%
(Cost $9,419,069)†		$9,588,813

Percentages are based on Net Assets of $9,663,839.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Floating rate security - Rate disclosed is the rate in effect on October 31, 2014.
(C)	The rate reported is the 7-day effective yield as of October 31, 2014.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND
OCTOBER 31, 2014 (Unaudited)

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $9,419,069, and the unrealized appreciation and depreciation were $225,790 and $(56,046), respectively.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

The following is a list of inputs used as of October 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$5,538,487	$—	$5,538,487
Mortgage-Backed Securities	—	2,134,148	—	2,134,148
U.S. Treasury Obligations	—	1,432,999	—	1,432,999
U.S. Government Agency Obligation	—	291,875	—	291,875
Preferred Stock	115,785	—	—	115,785
Short-Term Investment	75,519	—	—	75,519

Total Investments in Securities	$191,304	$9,397,509	$—	$9,588,813

During the period ended October 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of October 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LMC-QH-001-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

By	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: December 23, 2014